Insurance Contracts - Summary of Components of Expense Assumptions (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Individual life [member]
Disclosure of components of expense assumptions [line items]
Cost per policy	¥ 45	¥ 45
Individual life [member] | Bottom of range [member]
Disclosure of components of expense assumptions [line items]
Percentage of premium	0.85%	0.85%
Individual life [member] | Top of range [member]
Disclosure of components of expense assumptions [line items]
Percentage of premium	0.90%	0.90%
Group life [member]
Disclosure of components of expense assumptions [line items]
Cost per policy	¥ 25	¥ 25
Percentage of premium	0.90%	0.90%